Interest-Bearing Deposits (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Summary of Interest-Bearing Deposits

Interest-bearing deposits as of December 31, 2013 and 2012 were as follows.

	2013	2012
Demand	$168,113	$170,190
Statement and Passbook Savings	303,037	289,781
Certificates of Deposit:
In excess of $100	66,561	76,261
Other	139,586	154,843
Individual Retirement Accounts	30,202	32,898

Total	$707,499	$723,973

Scheduled Maturities of Certificates of Deposit	Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2013 were as follows.

2014	$156,593
2015	43,240
2016	13,384
2017	9,635
2018	3,995
Thereafter	9,502

Total	$236,349